Regulatory Capital Requirements	12 Months Ended
Mar. 31, 2012
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements

19.    REGULATORY CAPITAL REQUIREMENTS

Japan

MUFG, BTMU, MUTB and MUSHD are subject to various regulatory capital requirements promulgated by the regulatory authorities of the countries in which they operate. Failure to meet minimum capital requirements will initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on MUFG's consolidated financial statements.

In Japan, MUFG, BTMU, and MUTB are subject to regulatory capital requirements promulgated by the Financial Services Agency of Japan ("FSA") in accordance with the provisions of the Banking Law and related regulations. A banking institution is subject to the minimum capital requirements both on a consolidated basis and a stand-alone basis, and is required to maintain the minimum capital irrespective of whether it operates independently or as a subsidiary under the control of another company. When a bank holding company manages operations of its banking subsidiaries, it is required to maintain the minimum capital adequacy ratio on a consolidated basis in the same manner as its subsidiary banks. The FSA provides two sets of capital adequacy guidelines. One is a set of guidelines applicable to Japanese banks and bank holding companies with foreign offices conducting international operations, as defined, and the other is applicable to Japanese banks and bank holding companies that are not engaged in international operations conducted by foreign offices.

Under the capital adequacy guidelines applicable to a Japanese banking institution with international operations conducted by foreign offices, a minimum capital ratio of 8.0% is required.

The Basel Committee on Banking Supervision of the Bank for International Settlements ("BIS") sets capital adequacy standards for all internationally active banks to ensure minimum level of capitals.

The Basel Committee worked over recent years to revise the 1988 Accord, and in June 2004, "International Convergence of Capital Measurement and Capital Standards: A Revised Framework" called Basel II was released. MUFG calculated capital ratios as of March 31, 2011 and 2012 in accordance with Basel II.

Basel II is based on "three pillars": (1) minimum capital requirements, (2) the self-regulation of financial institutions based on supervisory review process, and (3) market discipline through the disclosure of information. The framework of the 1988 Accord, Basel I, is improved and expanded to be included in "minimum capital requirements" as the first pillar of Basel II.

As for the denominator of the capital ratio, retaining the Basel I Framework, Basel II provides more risk-sensitive approaches and a range of options for determining the risk-weighted assets.

"Credit Risk"

The revised Framework provides options for determining the risk-weighted assets for credit risk to allow banks to select approaches that are most appropriate for their level of risk assessment while the Basel I Framework provided a sole measurement approach. Banks choose one of three approaches: "Standardized Approach," "Foundation Internal Ratings-Based Approach ("FIRB")" or "Advanced Internal Ratings-Based Approach ("AIRB")."

"Market Risk"

In the "Amendment to the Capital Accord to incorporate market risks" of the year 1996, a choice between two methodologies "the Standardized Methodology" and "Internal Models Approach" is permitted. "Combination of Internal Models Approach and the Standardized Methodology" is also allowed under certain conditions. This is unchanged in Basel II.

"Operational Risk"

Operational risk, which is defined as the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events, is newly added in Basel II. Basel II presents three methods for calculating operational risk capital charges: (i) the Basic Indicator Approach; (ii) the Standardized Approach; or (iii) Advanced Measurement Approaches ("AMA"). Banks adopt one of the three approaches to determine the risk-weighted assets for operational risk.

Banks need to obtain approval from their supervisors prior to adopting the following approaches to calculate capital requirements for each risk:

•	the Internal Ratings-Based ("IRB") Approach for credit risk

•	the Internal Models Approach for market risk

•	the Standardized Approach and AMA for operational risk

On the other hand, as for the numerator of the capital ratio, Basel II takes over in principle the eligible regulatory capital stipulated in Basel I.

Capital is classified into three tiers, referred to as Tier I, Tier II and Tier III capital and deductions from capital.

Tier I capital generally consists of equity items, including common stock, preferred stock, capital surplus, noncontrolling interests and retained earnings, less any recorded goodwill and other items such as treasury stock. Tier II capital generally consists of general reserves for credit losses up to 1.25% of risk-weighted assets, 45% of the unrealized gains on investment securities available for sale, 45% of the land revaluation excess, the balance of perpetual subordinated debt and the balance of subordinated term debt with an original maturity of over five years subject to some limitations, up to 50% of Tier I capital. Preferred stock is includable in Tier I capital unless the preferred stock has a fixed maturity, in which case, such preferred stock will be a component of Tier II capital. Tier III capital generally consists of short-term subordinated debt with an original maturity of at least two years, subject to certain limitations. At least 50% of a bank's capital base must be maintained in the form of Tier I capital.

Deductions include a banks' holdings of capital issued by other banks, or deposit-taking institutions and investments in subsidiaries engaged in banking and financial activities which are not consolidated in accordance with Japanese GAAP.

Due to a change in credit risk measurement by adopting Basel II, general provisions for credit losses can be included in Tier II capital according to the proportion of credit risk-weighted assets subject to the Standardized Approach only. Under the IRB approach, the capital is adjusted by the amount of the difference between total eligible provisions and total expected losses calculated within the IRB approach. Under certain conditions, banks are also required to deduct from regulatory capital securitization exposure, any increase in equity capital resulting from a securitization transaction and expected losses on equity exposures under the Probability of Default/Loss Given Default approach.

If a banking institution is not engaged in international operations conducted by foreign offices, it is subject to another set of capital adequacy requirements with a minimum capital ratio of 4.0%. Such guidelines incorporate measures of risk under the risk-weighted approach similar to the guidelines applicable to banking institutions with international operations. Qualifying capital is classified into Tier I and Tier II capital.

The Banking Law and related regulations require that one of three categories be assigned to banks and bank holding companies, based on its risk-adjusted capital adequacy ratio if the bank fails to meet the minimum target capital adequacy ratio. These categories indicate capital deterioration, which may be subject to certain prompt corrective action by the FSA.

MUFG, BTMU and MUTB have international operations conducted by foreign offices, as defined, and are subject to the 8.0% capital adequacy requirement.

The MUFG Group's proprietary assets do not include trust assets under management and administration in a capacity of agent or fiduciary and, accordingly trust account assets are generally not included in the capital measure. However, guarantees for trust principal are counted as off-balance sheet items requiring a capital charge in accordance with the capital adequacy guidelines.

In Basel II, MUFG and most of its major subsidiaries adopt AIRB to calculate capital requirements for credit risk. As of March 31, 2012, MUFG and most of its major subsidiaries adopted the AMA to calculate capital requirements for operational risk while MUFG and most of its major subsidiaries had adopted the Standardized Approach as of March 31, 2011. As for market risk, MUFG and most of its major subsidiaries adopt the Internal Models Approach mainly to calculate general market risk and adopt the Standardized Methodology to calculate specific risk.

The risk-adjusted capital amounts and ratios of MUFG, BTMU and MUTB presented in the following table are based on amounts calculated in accordance with Japanese GAAP as required by the FSA:

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2011:
Total capital (to risk-weighted assets):
MUFG	¥13,080,826	14.89%	¥7,024,396	8.00%
BTMU	11,469,704	15.82	5,798,844	8.00
MUTB	1,704,267	15.93	855,483	8.00
Tier I capital (to risk-weighted assets):
MUFG	9,953,332	11.33	3,512,198	4.00
BTMU	8,284,108	11.42	2,899,422	4.00
MUTB	1,392,725	13.02	427,742	4.00
At March 31, 2012:
Total capital (to risk-weighted assets):
MUFG	¥12,742,525	14.91%	¥6,836,528	8.00%
BTMU	11,716,158	16.27	5,759,478	8.00
MUTB	1,869,189	15.74	949,729	8.00
Tier I capital (to risk-weighted assets):
MUFG	10,522,282	12.31	3,418,264	4.00
BTMU	8,473,187	11.76	2,879,739	4.00
MUTB	1,470,672	12.38	474,864	4.00

Stand-alone:
At March 31, 2011:
Total capital (to risk-weighted assets):
BTMU	¥11,238,512	16.61%	¥5,410,825	8.00%
MUTB	1,706,845	16.01	852,749	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,179,095	12.09	2,705,413	4.00
MUTB	1,347,399	12.64	426,374	4.00
At March 31, 2012:
Total capital (to risk-weighted assets):
BTMU	¥11,514,330	17.41%	¥5,290,104	8.00%
MUTB	1,899,969	15.76	963,872	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,333,966	12.60	2,645,052	4.00
MUTB	1,410,875	11.71	481,936	4.00

MUMSS and other securities subsidiaries in Japan and overseas are also subject to regulatory capital requirements of the countries or jurisdictions in which they operate. In Japan, the Financial Instruments and Exchange Law and related ordinance require financial instruments firms to maintain a minimum capital ratio of 120% calculated as a percentage of capital accounts less certain fixed assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty credit and operations risks. Specific guidelines are issued as a ministerial ordinance which details the definition of essential components of the capital ratios, including capital, deductible fixed asset items and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a suspension of all or part of the business for a period of time and cancellation of a registration.

At March 31, 2011 and 2012, MUMSS's capital accounts less certain fixed assets of ¥250,421 million and ¥387,677 million, were 219.3% and 328.6% of the total amounts equivalent to market, counterparty credit and operations risks, respectively.

Management believes, as of March 31, 2012, that MUFG, BTMU, MUTB and other regulated securities subsidiaries met all capital adequacy requirements to which they are subject.

Note:

MUMSS'scapital ratio calculated as a percentage of capital accounts less certain fixed assets against amounts equivalent to market, counterparty credit and operations risks at March 31, 2011 has been restated from 219.4% to 219.3%.

United States of America

In the United States of America, UNBC and its banking subsidiary Union Bank, BTMU's largest subsidiaries operating outside Japan, are subject to various regulatory capital requirements administered by US Federal banking agencies, including minimum capital requirements. Under the capital adequacy guidelines and the regulatory framework for prompt corrective action, UNBC and Union Bank must meet specific capital guidelines that involve quantitative measures of UNBC's and Union Bank's assets, liabilities, and certain off-balance sheet items as calculated under US regulatory accounting practices. UNBC's and Union Bank's capital amounts and Union Bank's prompt corrective action classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require UNBC and Union Bank to maintain minimum ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital (as defined) to quarterly average assets (as defined).

The figures on the tables below are calculated according to Basel I as UNBC and Union Bank do not meet the criteria in the new US rules which would make adoption of the new Basel II rules mandatory. UNBC's and the Union Bank's actual capital amounts and ratios are presented as follows:

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
UNBC:
At December 31, 2010:
Total capital (to risk-weighted assets)	$9,685	15.01%	$5,161	8.00%
Tier I capital (to risk-weighted assets)	8,029	12.44	2,581	4.00
Tier I capital (to quarterly average assets)(1)	8,029	10.34	3,106	4.00
At December 31, 2011:
Total capital (to risk-weighted assets)	$11,142	15.98%	$5,579	8.00%
Tier I capital (to risk-weighted assets)	9,641	13.82	2,790	4.00
Tier I capital (to quarterly average assets)(1)	9,641	11.44	3,372	4.00

Note:

(1)	Excludes certain intangible assets.

	Actual		For capital adequacy purposes		Ratios OCC requires to be "well capitalized"
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Union Bank:
At December 31, 2010:
Total capital (to risk-weighted assets)	$8,866	13.85%	$5,119	8.00%	$6,399	10.00%
Tier I capital (to risk-weighted assets)	7,377	11.53	2,560	4.00	3,840	6.00
Tier I capital (to quarterly average assets)(1)	7,377	9.55	3,089	4.00	3,861	5.00
At December 31, 2011:
Total capital (to risk-weighted assets)	$10,004	14.43%	$5,546	8.00%	$6,933	10.00%
Tier I capital (to risk-weighted assets)	8,588	12.39	2,773	4.00	4,160	6.00
Tier I capital (to quarterly average assets)(1)	8,588	10.25	3,352	4.00	4,190	5.00

Note:

(1)	Excludes certain intangible assets.

Management believes, as of December 31, 2011, that UNBC and Union Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2010 and 2011, the most recent notification from the U.S. Office of the Comptroller of the Currency ("OCC") categorized Union Bank as "well capitalized" under the regulatory framework for prompt corrective action. To be categorized as "well capitalized," Union Bank must maintain a minimum total risk-based capital ratio of 10%, a Tier I risk-based capital ratio of 6%, and a Tier I leverage ratio of 5% as set forth in the table. There are no conditions or events since that notification that management believes have changed Union Bank's category.